Employee benefit plans - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit plans	$ 4,800,000,000	$ 4,100,000,000
Shares of stock owned by Employee Stock Ownership Plan	6.9	7.1
Fair value of shares total ESOP assets	181,000,000	146,000,000
Recognized cost of defined contribution plans, excluding the ESOP	180,000,000	182,000,000	163,000,000
Domestic | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan asset, cash equivalents, lower limit	30.00%
Percentage of plan asset, cash equivalents, upper limit	70.00%
Domestic | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan asset, cash equivalents, lower limit	20.00%
Percentage of plan asset, cash equivalents, upper limit	50.00%
Domestic | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan asset, cash equivalents, lower limit	0.00%
Percentage of plan asset, cash equivalents, upper limit	5.00%
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Assumed healthcare cost trend rate used in determining benefit expense for 2013	7.50%
Assumed healthcare cost trend rate used in determining benefit expense for 2022	4.75%
Change in the post-retirement benefit obligation as a result of an increase of one percentage point in the assumed medical trend rate	14,000,000
Change in the post-retirement benefit obligation as a result of an increase of one percentage point in the assumed medical trend rate, percentage increase	8.00%
Change in the post-retirement service cost plus interest cost as a result of an increase of one percentage point in the assumed medical trend rate	1,000,000
Change in the post-retirement service cost plus interest cost as a result of an increase of one percentage point in the assumed medical trend rate, percentage increase	8.00%
Change in the post-retirement benefit obligation as a result of a decrease of one percentage point in the assumed medical trend rate	12,000,000
Change in the post-retirement benefit obligation as a result of a decrease of one percentage point in the assumed medical trend rate, percentage decrease	7.00%
Change in the post-retirement service cost plus interest cost as a result of a decrease of one percentage point in the assumed medical trend rate	1,000,000
Change in the post-retirement service cost plus interest cost as a result of a decrease of one percentage point in the assumed medical trend rate, percentage decrease	7.00%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	17,000,000
Foreign Healthcare Benefits | Maximum
Defined Benefit Plan Disclosure [Line Items]
Change in the post-retirement benefit obligation as a result of an increase of one percentage point in the assumed medical trend rate	1,000,000
Change in the post-retirement service cost plus interest cost as a result of an increase of one percentage point in the assumed medical trend rate	1,000,000
Change in the post-retirement benefit obligation as a result of a decrease of one percentage point in the assumed medical trend rate	1,000,000
Change in the post-retirement service cost plus interest cost as a result of a decrease of one percentage point in the assumed medical trend rate	1,000,000
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	1,000,000
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	20,000,000
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 25,000,000